Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)
Common Stocks 98.9%
Communication Services 1.4%
Media
Liberty Latin America Ltd. "A"*	231,165	4,461,484
Consumer Discretionary 9.5%
Auto Components 1.5%
Linamar Corp.	78,072	2,953,815
Tenneco, Inc. "A"	147,789	1,936,036
		4,889,851
Diversified Consumer Services 2.1%
K12, Inc.*	343,992	7,000,237
Hotels, Restaurants & Leisure 0.9%
Papa John's International, Inc. (a)	47,378	2,991,921
Household Durables 1.9%
Installed Building Products, Inc.*	91,576	6,306,839
Specialty Retail 2.8%
Camping World Holdings, Inc. "A" (a)	230,108	3,391,792
Designer Brands, Inc. "A"	119,851	1,886,455
RH*	11,500	2,455,250
Tailored Brands, Inc. (a)	150,317	622,312
The Children's Place, Inc. (a)	12,436	777,499
		9,133,308
Textiles, Apparel & Luxury Goods 0.3%
Movado Group, Inc.	42,205	917,537
Consumer Staples 2.4%
Beverages 1.2%
The Boston Beer Co., Inc. "A"*	10,852	4,100,428
Personal Products 1.2%
Medifast, Inc. (a)	34,753	3,808,234
Energy 6.7%
Energy Equipment & Services 2.4%
Dril-Quip, Inc.*	60,738	2,849,220
ION Geophysical Corp.*	312,799	2,715,095
SEACOR Marine Holdings, Inc.*	74,974	1,033,892
Transocean Ltd.* (a)	175,000	1,204,000
		7,802,207
Oil, Gas & Consumable Fuels 4.3%
California Resources Corp.* (a)	241,877	2,184,149
Contango Oil & Gas Co.* (a)	3,300,000	12,111,000
		14,295,149
Financials 13.3%
Banks 5.9%
Cadence BanCorp.	127,833	2,317,612
Eagle Bancorp., Inc.	26,287	1,278,337
Hancock Whitney Corp.	103,977	4,562,511
OFG Bancorp.	367,687	8,681,090
UMB Financial Corp.	39,052	2,680,529
		19,520,079
Capital Markets 1.6%
Blucora, Inc.*	146,361	3,825,877
Moelis & Co. "A"	40,000	1,276,800
		5,102,677
Consumer Finance 1.5%
Elevate Credit, Inc.*	252,646	1,124,275
Navient Corp.	267,985	3,666,035
		4,790,310
Insurance 2.3%
Argo Group International Holdings Ltd.	48,520	3,190,190
FBL Financial Group, Inc. "A"	23,739	1,398,939
Selective Insurance Group, Inc.	47,494	3,096,134
		7,685,263
Thrifts & Mortgage Finance 2.0%
Walker & Dunlop, Inc.	88,760	5,740,997
WSFS Financial Corp.	22,137	973,806
		6,714,803
Health Care 20.2%
Biotechnology 2.3%
Arena Pharmaceuticals, Inc.*	62,438	2,835,934
Ligand Pharmaceuticals, Inc.*	29,886	3,116,811
Retrophin, Inc.*	123,779	1,757,662
		7,710,407
Health Care Equipment & Supplies 1.1%
Cardiovascular Systems, Inc.*	71,217	3,460,434
Health Care Providers & Services 12.9%
AMN Healthcare Services, Inc.*	94,648	5,897,517
Brookdale Senior Living, Inc.*	430,000	3,126,100
Centene Corp.*	24,215	1,522,397
Cross Country Healthcare, Inc.*	696,255	8,090,483
Magellan Health, Inc.*	44,296	3,466,162
Molina Healthcare, Inc.*	36,379	4,936,267
Option Care Health, Inc.*	964,514	3,597,637
Providence Service Corp.*	117,428	6,949,389
Tivity Health, Inc.*	230,000	4,679,350
		42,265,302
Health Care Technology 1.0%
HMS Holdings Corp.*	111,190	3,291,224
Pharmaceuticals 2.9%
ANI Pharmaceuticals, Inc.*	55,000	3,391,850
Avadel Pharmaceuticals PLC (ADR)* (a)	322,239	2,432,904
Axsome Therapeutics, Inc.*	18,493	1,911,437
Mallinckrodt PLC*	92,981	324,504
Pacira BioSciences, Inc.*	33,888	1,535,126
		9,595,821
Industrials 16.1%
Aerospace & Defense 1.6%
Ducommun, Inc.*	103,042	5,206,712
Building Products 1.0%
Masonite International Corp.*	44,437	3,208,796
Commercial Services & Supplies 1.9%
Atento SA*	709,608	2,043,671
The Brink's Co.	47,687	4,324,257
		6,367,928
Electrical Equipment 2.5%
Allied Motion Technologies, Inc.	46,299	2,245,501
Thermon Group Holdings, Inc.*	220,000	5,896,000
		8,141,501
Machinery 3.3%
Chart Industries, Inc.*	51,366	3,466,691
Hillenbrand, Inc.	104,073	3,466,672
Hyster-Yale Materials Handling, Inc.	67,398	3,973,786
		10,907,149
Marine 1.0%
Star Bulk Carriers Corp. (a)	275,316	3,251,482
Professional Services 0.3%
Mistras Group, Inc.*	70,263	1,002,653
Trading Companies & Distributors 4.5%
H&E Equipment Services, Inc.	99,009	3,309,871
Rush Enterprises, Inc. "A"	165,000	7,672,500
Titan Machinery, Inc.*	249,519	3,687,891
		14,670,262
Information Technology 16.2%
Electronic Equipment, Instruments & Components 1.4%
Belden, Inc.	24,376	1,340,680
Benchmark Electronics, Inc.	101,364	3,482,867
		4,823,547
IT Services 4.8%
Cardtronics PLC "A"*	101,312	4,523,581
EVERTEC, Inc.	152,278	5,183,543
ManTech International Corp. "A"	75,000	5,991,000
		15,698,124
Semiconductors & Semiconductor Equipment 2.5%
Cabot Microelectronics Corp.	23,608	3,407,107
Entegris, Inc.	25,223	1,263,420
Kulicke & Soffa Industries, Inc.	127,800	3,476,160
		8,146,687
Software 7.5%
Agilysys, Inc.*	313,515	7,966,416
Bill.Com Holdings, Inc.*	3,132	119,173
Intelligent Systems Corp.* (a)	19,005	759,060
j2 Global, Inc.	73,386	6,877,002
QAD, Inc. "A"	85,294	4,344,023
Verint Systems, Inc.*	80,576	4,460,687
		24,526,361
Materials 6.1%
Chemicals 1.5%
Huntsman Corp.	207,894	5,022,719
Construction Materials 0.3%
U.S. Concrete, Inc.*	20,000	833,200
Metals & Mining 4.3%
Cleveland-Cliffs, Inc. (a)	863,799	7,255,911
Coeur Mining, Inc.*	594,034	4,799,795
First Quantum Minerals Ltd.	194,579	1,973,436
		14,029,142
Real Estate 5.4%
Equity Real Estate Investment Trusts (REITs)
CatchMark Timber Trust, Inc. "A"	180,412	2,069,326
Community Healthcare Trust, Inc.	99,545	4,266,499
Farmland Partners, Inc. (a)	669,185	4,537,074
QTS Realty Trust, Inc. "A"	51,999	2,821,986
SITE Centers Corp.	289,216	4,054,808
		17,749,693
Utilities 1.6%
Multi-Utilities
NorthWestern Corp.	71,846	5,149,203
Total Common Stocks (Cost $279,730,024)		324,578,674
Convertible Preferred Stocks 0.7%
Health Care 0.1%
Providence Service Corp., 5.5% (b)	1,212	179,855

Energy 0.6
Contango Oil & Gas Co., 4.0%	50,000	1,835,000
Total Convertible Preferred Stocks (Cost $1,121,200)		2,014,855
Securities Lending Collateral 8.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (c) (d) (Cost $28,058,626)	28,058,626	28,058,626
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.62% (c) (Cost $2,440,290)	2,440,290	2,440,290
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $311,350,140)	108.8	357,092,445
Other Assets and Liabilities, Net	(8.8)	(28,944,596)
Net Assets	100.0	328,147,849

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 8.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (c) (d)
28,165,173	—	106,547(e)	—	—	182,368	—	28,058,626	28,058,626
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.62% (c)
9,176,221	15,047,292	21,783,223	—	—	25,127	—	2,440,290	2,440,290
37,341,394	15,047,292	21,889,770	—	—	207,495	—	30,498,916	30,498,916

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $27,562,247, which is 8.4% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$324,578,674	$—	$—	$324,578,674
Convertible Preferred Stocks (f)	—	1,835,000	179,855	2,014,855
Short-Term Investments (f)	30,498,916	—	—	30,498,916
Total	$355,077,590	$1,835,000	$179,855	$357,092,445

(f)	See Investment Portfolio for additional detailed categorizations.